UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2000

Check here if Amendment [ ]; Amendment Number:
The Amendment (check only one): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:      Select Equity Group, Inc.

Address:   380 Lafayette St., 6th Floor
           New York, NY  10003

13F File Number:   028-05395

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:


Name:     George S. Loening
Title:    President
Phone:    212-475-8335

Signature, place and date of signing:



  /s/ George S. Loening        New York, New York        August 14, 2000

Report Type (check only one):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Select Equity Group, Inc.
028-05395

Report Summary:

Number of Other Included managers:               0
Form 13F Information Table Entry Total:         50
Form 13F Information Table Value Total:   $197,736 (Thousands)


List of Other Included Managers:

   None

                           FORM 13F INFORMATION TABLE

Select Equity Group, Inc.
028-05395

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6    COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- ------- ------------ --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARRA INC                      COM              068313105   11,256  227,107 SH       SOLE                  227,107
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      323       60 SH       SOLE                       60
CAREY INTERNATIONAL INC        COM              141750109    8,224  592,670 SH       SOLE                  592,670
CHEMED CORP                    COM              163596109   16,940  600,961 SH       SOLE                  600,961
COMPX INTERNATIONAL INC        CL A             20563P101    5,543  272,904 SH       SOLE                  272,904
CORVEL CORP                    COM              221006109      434   17,572 SH       SOLE                   17,572
DIONEX CORP                    COM              254546104   10,924  408,370 SH       SOLE                  408,370
EGL INC                        COM              268484102    7,002  227,700 SH       SOLE                  227,700
FAIR ISAAC & CO INC            COM              303250104    8,489  192,939 SH       SOLE                  192,939
FRANKLIN ELECTRIC INC          COM              353514102    6,187   91,316 SH       SOLE                   91,316
HUB GROUP INC                  CL A             443320106    9,975  667,741 SH       SOLE                  667,741
INVESTMENT TECHNOLOGY GROUP    COM              46145F105   15,622  395,480 SH       SOLE                  395,480
MATTHEWS INTERNATIONAL CORP    CL A             577128101    7,087  244,389 SH       SOLE                  244,389
MICROS SYSTEMS INC             COM              594901100    4,516  243,255 SH       SOLE                  243,255
MINERALS TECHNOLOGIES INC      COM              603158106   10,236  222,511 SH       SOLE                  222,511
NEW HORIZONS WORLDWIDE INC     COM              645526104   23,287 1002,268 SH       SOLE                 1002,268
PENTON MEDIA INC               COM              709668107    1,689   48,253 SH       SOLE                   48,253
ROPER INDUSTRIES INC           COM              776696106      606   23,649 SH       SOLE                   23,649
SCOTT TECHNOLOGIES INC         COM              810022301    7,385  429,644 SH       SOLE                  429,644
INTERIM SERVICES               COM              45868P100    8,813  496,474 SH       SOLE                  496,474
STRAYER EDUCATION INC          COM              863236105   12,804  533,486 SH       SOLE                  533,486
VALMONT INDUSTRIES INC         COM              920253101    3,950  198,731 SH       SOLE                  198,731
CLAYTON HOMES INC              COM              184190106      248   31,000 SH       SOLE                   31,000
DUN & BRADSTREET CORP DEL      COM              26483B106      429   15,000 SH       SOLE                   15,000
HSB GROUP                      COM              40428N109      498   16,000 SH       SOLE                   16,000
HOWELL CORP                    COM              443051107      162   17,000 SH       SOLE                   17,000
KIRBY CORP                     COM              497266106      319   15,000 SH       SOLE                   15,000
SPEEDWAY MOTORSPORTS INC       COM              847788106      644   28,000 SH       SOLE                   28,000
TOOTSIE ROLL INDUSTRIES        COM              890516107      217    6,210 SH       SOLE                    6,210
X-RITE INC                     COM              983857103       91   10,000 SH       SOLE                   10,000
VELCRO INDUSTRIES NV           COM              922571104      119   10,500 SH       SOLE                   10,500
NASDAQ 100 TR                  UNIT SER 1       631100104      486    5,200 SH  PUT  SOLE                    5,200
GATEWAY INC                    COM              367626958      284    5,000 SH  PUT  SOLE                    5,000
GENERAL ELECTRIC CO            COM              369604953    1,797   33,900 SH  PUT  SOLE                   33,900
INTEL CORP                     COM              458140950      134    2,000 SH  PUT  SOLE                    2,000
KLA-TENCOR                     COM              482480950       82   14,000 SH  PUT  SOLE                   14,000
LSI LOGIC                      COM              502161952    1,137   21,000 SH  PUT  SOLE                   21,000
LUCENT TECHNOLOGIES            COM              549463957      466    8,000 SH  PUT  SOLE                    8,000
MCI WORLDCOM                   COM              55268B956       96    2,100 SH  PUT  SOLE                    2,100
MOTOROLA INC                   COM              620076959      227    7,500 SH  PUT  SOLE                    7,500
PLANTRONICS INC                COM              727493958       96    2,500 SH  PUT  SOLE                    2,500
TECHNE CORP                    COM              878377950    3,120   24,000 SH  PUT  SOLE                   24,000
SOLECTRON CP                   COM              834182957      335    8,000 SH  PUT  SOLE                    8,000
CITIGROUP INC                  COM              172967951      482    8,000 SH  PUT  SOLE                    8,000
XILINX INC                     COM              983919951    2,890   35,000 SH  PUT  SOLE                   35,000
CRYPTOLOGIC INC                COM              228906103      317   15,000 SH       SOLE                   15,000
SYKES ENTERPRISES INC          COM              871237103       64    5,000 SH       SOLE                    5,000
OSI PHARMACUTICALS INC         COM              671040103      288   10,000 SH       SOLE                   10,000
ALTERA CORP                    COM              021441950      510    5,000 SH  PUT  SOLE                    5,000
APPLIED MATLS                  COM              038222955      906   10,000 SH  PUT  SOLE                   10,000